Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	874	$ 1,106
International Equity Funds - 27.7%
Transamerica Emerging Markets Equity, Class I2 (B)	1,859,706	22,018,919
Transamerica Emerging Markets Equity, Class R6 (B)	56,418	671,937
Transamerica International Equity, Class I2 (B)	5,925,031	155,828,303
Transamerica International Focus, Class I2 (B)	5,241,533	35,694,838
Transamerica International Focus, Class R6 (B)	115,948	795,406
Transamerica International Small Cap Value, Class I2 (B)	763,987	14,194,881
Transamerica International Stock, Class I2 (B)	8,585,907	136,344,206
Transamerica International Stock, Class R6 (B)	9,561	151,834
		365,700,324
U.S. Equity Funds - 69.5%
Transamerica Capital Growth, Class I2 (A)(B)	1,819,549	22,762,562
Transamerica Capital Growth, Class R6 (A)(B)	31,527	394,404
Transamerica Large Cap Value, Class I2 (B)	21,926,455	395,333,975
Transamerica Large Cap Value, Class R6 (B)	88,173	1,590,647
Transamerica Mid Cap Growth, Class I2 (B)	2,112,921	18,319,020
Transamerica Mid Cap Growth, Class R6 (B)	55,806	482,723
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,452,428	15,018,099
Transamerica Mid Cap Value Opportunities, Class R6 (B)	145,655	1,527,919
Transamerica Small Cap Growth, Class I2 (B)	2,237,483	12,149,533
Transamerica Small Cap Growth, Class R6 (B)	269,759	1,462,092
Transamerica Small Cap Value, Class I2 (B)	2,521,592	13,843,539
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Value, Class R6 (B)	316,704	$ 1,770,377
Transamerica Sustainable Equity Income, Class I2 (B)	4,353,768	39,749,904
Transamerica US Growth, Class I2 (B)	11,501,997	390,607,831
Transamerica US Growth, Class R6 (B)	13,426	455,822
		915,468,447
U.S. Mixed Allocation Fund - 1.5%
Transamerica Energy Infrastructure, Class I2 (B)	2,070,882	19,466,290
Total Investment Companies (Cost $878,816,627)		1,300,636,167
EXCHANGE-TRADED FUND - 0.2%
U.S. Equity Fund - 0.2%
State Street Health Care Select Sector SPDR ETF (E)	14,524	2,247,444
Total Exchange-Traded Fund (Cost $2,106,316)		2,247,444

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.35% (F), dated 01/30/2026, to be repurchased at $6,009,887 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $6,129,423.	$ 6,009,211	6,009,211
Total Repurchase Agreement (Cost $6,009,211)		6,009,211
Total Investments (Cost $886,932,154)		1,308,892,822
Net Other Assets (Liabilities) - 0.6%		8,536,816
Net Assets - 100.0%		$ 1,317,429,638
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	44	03/20/2026	$3,017,783	$3,103,767	$85,984	$—
S&P 500® E-Mini Index	154	03/20/2026	53,643,695	53,636,275	—	(7,420)
Total Futures Contracts					$85,984	$(7,420)
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,300,635,061	$—	$—	$1,300,635,061
Exchange-Traded Fund	2,247,444	—	—	2,247,444
Repurchase Agreement	—	6,009,211	—	6,009,211
Total	$1,302,882,505	$6,009,211	$—	$1,308,891,716
Investment Companies Measured at Net Asset Value (C)				1,106
Total Investments				$1,308,892,822
Other Financial Instruments
Futures Contracts (H)	$85,984	$—	$—	$85,984
Total Other Financial Instruments	$85,984	$—	$—	$85,984
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(7,420)	$—	$—	$(7,420)
Total Other Financial Instruments	$(7,420)	$—	$—	$(7,420)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth, Class I2	$27,711,736	$—	$—	$—	$(4,949,174)	$22,762,562	1,819,549	$—	$—
Transamerica Capital Growth, Class R6	480,158	—	—	—	(85,754)	394,404	31,527	—	—
Transamerica Emerging Markets Equity, Class I2	20,760,096	212,411	(1,000,000)	208,615	1,837,797	22,018,919	1,859,706	212,411	—
Transamerica Emerging Markets Equity, Class R6	1,633,343	6,109	(1,000,000)	243,452	(210,967)	671,937	56,418	6,109	—
Transamerica Energy Infrastructure, Class I2	17,432,643	192,353	—	—	1,841,294	19,466,290	2,070,882	192,353	—
Transamerica Global Allocation Liquidating Trust, Class I2	1,106	—	—	—	—	1,106	874	—	—
Transamerica International Equity, Class I2	144,674,402	11,003,540	(5,000,000)	963,832	4,186,529	155,828,303	5,925,031	5,685,947	5,317,593
Transamerica International Focus, Class I2	37,273,368	486,467	—	—	(2,064,997)	35,694,838	5,241,533	194,897	291,570
Transamerica International Focus, Class R6	829,241	10,694	—	—	(44,529)	795,406	115,948	4,243	6,451
Transamerica International Small Cap Value, Class I2	13,066,490	583,427	—	—	544,964	14,194,881	763,987	550,560	32,867
Transamerica International Stock, Class I2	126,132,387	3,628,348	(4,000,000)	1,056,848	9,526,623	136,344,206	8,585,907	2,483,957	1,144,391
Transamerica International Stock, Class R6	136,360	3,919	—	—	11,555	151,834	9,561	2,682	1,237
Transamerica Large Cap Value, Class I2	366,952,326	12,215,822	(9,000,000)	1,636,984	23,528,843	395,333,975	21,926,455	953,208	11,262,614
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2026	Shares as of January 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Large Cap Value, Class R6	$4,463,081	$48,023	$(3,000,000)	$542,376	$(462,833)	$1,590,647	88,173	$3,747	$44,276
Transamerica Mid Cap Growth, Class I2	19,163,898	3,636,030	—	—	(4,480,908)	18,319,020	2,112,921	1,268,224	2,367,806
Transamerica Mid Cap Growth, Class R6	1,513,223	96,013	(1,000,000)	90,245	(216,758)	482,723	55,806	33,489	62,524
Transamerica Mid Cap Value Opportunities, Class I2	13,973,051	2,163,167	—	—	(1,118,119)	15,018,099	1,452,428	393,865	1,769,302
Transamerica Mid Cap Value Opportunities, Class R6	3,344,541	217,391	(2,000,000)	(242,957)	208,944	1,527,919	145,655	39,562	177,829
Transamerica Small Cap Growth, Class I2	12,037,851	1,535,412	—	—	(1,423,730)	12,149,533	2,237,483	—	1,535,412
Transamerica Small Cap Growth, Class R6	1,451,325	185,115	—	—	(174,348)	1,462,092	269,759	—	185,115
Transamerica Small Cap Value, Class I2	12,300,597	665,524	—	—	877,418	13,843,539	2,521,592	187,859	477,665
Transamerica Small Cap Value, Class R6	1,570,329	83,661	—	—	116,387	1,770,377	316,704	23,615	60,046
Transamerica Sustainable Equity Income, Class I2	36,945,859	106,800	—	—	2,697,245	39,749,904	4,353,768	106,800	—
Transamerica US Growth, Class I2	412,785,392	16,171,319	(9,000,000)	2,030,583	(31,379,463)	390,607,831	11,501,997	—	16,171,319
Transamerica US Growth, Class R6	471,012	18,877	—	—	(34,067)	455,822	13,426	—	18,877
Total	$1,277,103,815	$53,270,422	$(35,000,000)	$6,529,978	$(1,268,048)	$1,300,636,167	73,477,090	$12,343,528	$40,926,894

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$8,994	$1,106	0.0%*

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	Rate disclosed reflects the yield at January 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds